TAXES (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statutory rate							21.00%	21.00%	21.00%
Income	$ 303,786	$ 1,523,862			$ 605,566	$ 1,523,862	$ 429,362	$ 3,452,621	$ 1,290,131
Net operating loss								$ 10,000
Superior Living SDN. BHD. [Member]
Income				$ 125,000
Net operating loss							$ 1,100,000		$ 1,100,000
Net operating loss maturity date, description									The NOL will expire in 2026.
Agape Superior Living S D N B H D [Member]
Statutory rate			24.00%						24.00%	24.00%
Income tax rate, description			The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less) is 17% for the first RM 600,000 (or approximately $150,000) and RM 500,000 (or approximately $125,000) income for the three months ended March 31, 2020 and 2019, respectively, with the remaining balance being taxed at the 24% rate						The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less and that are not part of a group containing a company exceeding this capitalization threshold) is 17% and 18% for the first RM 500,000 (or approximately $125,000) income for the years ended December 31, 2019 and 2018, respectively, with the remaining balance being taxed at the 24% rate.
Income			$ 1,241,252	1,214,600					$ 4,139,359	$ 14,393,762
Income			150,000
Tax savings			9,971	0					$ 0	$ 7,443
Net operating loss			$ 900,000
Net operating loss maturity date, description			The NOL will expire in 2026
Agape Superior Living S D N B H D [Member] | Malaysian Ringgit [Member]
Income			$ 600,000	$ 500,000